Shareholder Report, Average Annual Return (Details) 197211_Pacer US Export Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	93 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer US Export Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Export Leaders ETF NAV
Average Annual Return, Percent	49.94%	11.22%	14.14%
Pacer US Export Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Export Leaders Index
Average Annual Return, Percent	50.89%	11.86%	14.84%
S&P 900 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 900 Index
Average Annual Return, Percent	30.98%	12.82%	14.43%